Employee Retirement Plans - Benefit Obligations - Assumptions (Details)	Dec. 30, 2016	Dec. 25, 2015
U.S. Pension Plans
Actuarial assumptions used to compute the benefit obligations
Discount rate (as a percent)	4.30%	4.90%
Rate of compensation increase (as a percent)	3.50%	3.30%
Non-U.S. Pension Plans
Actuarial assumptions used to compute the benefit obligations
Discount rate (as a percent)	2.60%	3.70%
Rate of compensation increase (as a percent)	4.10%	3.70%
Non-Qualified Pension Plans
Actuarial assumptions used to compute the benefit obligations
Discount rate (as a percent)	4.90%	4.30%
Postretirement Benefit Plans
Actuarial assumptions used to compute the benefit obligations
Discount rate (as a percent)	4.30%	4.90%